PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Prepaid Expenses And Other Current Assets
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses consisted of the following:

	June 30, 2026	September 30, 2025
Prepaid commissions	$245,163	$132,625
Vendor deposits	3,999,990	-
Prepaid insurance	87,500	-
Other	-	12,369
Prepaid expenses and other current assets	$4,332,653	$144,994
Prepaid expenses consisted of the following:
	September 30, 2025	September 30, 2024
Prepaid legal fees	$-	$25,000
Prepaid commissions	132,625	4,989
Other	12,369	-
Prepaid expenses	$144,994	$29,989